8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Advances From Federal Home Loan Bank Of Dallas Details
2013	$ 53,214
2014	9,847
2015	8,092
2016	10,349
2017	8,299
Thereafter	52,950
Total	$ 142,751	$ 108,183